Income Tax: (Details Text) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ (4.3)	$ 0.2
The Company's income tax receivable	$ 10.8